Revenues - Summary of Revenue By Channel for Respective Periods (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation Of Revenue [Line Items]
Total net revenues	¥ 5,233,170	$ 802,018	¥ 3,031,167	¥ 635,316
Sales to End Customers Through Platforms
Disaggregation Of Revenue [Line Items]
Total net revenues	4,023,144		2,570,107	578,486
Sales to Platform Distributor Customers
Disaggregation Of Revenue [Line Items]
Total net revenues	678,873		359,629	¥ 56,830
Others Channels
Disaggregation Of Revenue [Line Items]
Total net revenues	¥ 531,153		¥ 101,431